Note 10 - Commitments and Contingencies (Details) - Future Minimum Payments Under Revenue Sharing Agreements (USD $)	Sep. 30, 2013
Future Minimum Payments Under Revenue Sharing Agreements [Abstract]
2013	$ 7,949,000
2014	7,889,000
2015	8,666,000
2016	6,000,000
Total minimum revenue share commitments	$ 30,504,000